Shareholder Report, Holdings (Details)	May 31, 2026
C000222709 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000222709 | Top10HoldingT. Rowe Price QM U.S. Bond Index FundBNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000222709 | Top10HoldingT. Rowe Price U.S. Limited Duration TIPS Index FundBNY-87283F705
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000222709 | Top10HoldingT. Rowe Price International Equity Index FundBNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000222709 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000222709 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222709 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000222709 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222709 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222709 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222709 | Sector0BNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000222709 | Sector0BNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000222709 | Sector0BNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000222709 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000222709 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222708 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000222708 | Top10HoldingT. Rowe Price QM U.S. Bond Index FundBNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000222708 | Top10HoldingT. Rowe Price U.S. Limited Duration TIPS Index FundBNY-87283F705
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000222708 | Top10HoldingT. Rowe Price International Equity Index FundBNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000222708 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000222708 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222708 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000222708 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222708 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222708 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222708 | Sector0BNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000222708 | Sector0BNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000222708 | Sector0BNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000222708 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000222708 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%